Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	2.23%	2.21%
U.S. Treasury notes, 0.375%, 04/30/2016 [Member]
Investment Holdings [Line Items]
Face Amount		$ 41,750,000
Fair Value as a % of Partners' Capital		24.84%
Fair Value		$ 41,746,738
U.S. Treasury notes, 0.250%, 05/15/2016 [Member]
Investment Holdings [Line Items]
Face Amount		$ 32,240,000
Fair Value as a % of Partners' Capital		19.17%
Fair Value		$ 32,221,739
U.S. Treasury notes, 0.625%, 07/15/2016 [Member]
Investment Holdings [Line Items]
Face Amount		$ 43,140,000
Fair Value as a % of Partners' Capital		25.68%
Fair Value		$ 43,151,796
U.S. Treasury notes, 0.875%, 09/15/2016 [Member]
Investment Holdings [Line Items]
Face Amount		$ 31,730,000
Fair Value as a % of Partners' Capital		18.91%
Fair Value		$ 31,773,381
U.S. Treasury notes, 0.625%, 02/15/2017 [Member]
Investment Holdings [Line Items]
Face Amount	$ 51,750,000
Fair Value as a % of Partners' Capital	22.43%
Fair Value	$ 51,755,054
U.S. Treasury notes, 0.875%, 05/15/2017 [Member]
Investment Holdings [Line Items]
Face Amount	$ 51,140,000
Fair Value as a % of Partners' Capital	22.18%
Fair Value	$ 51,192,938
U.S. Treasury notes, 0.875%, 08/15/2017 [Member]
Investment Holdings [Line Items]
Face Amount	$ 53,140,000
Fair Value as a % of Partners' Capital	23.04%
Fair Value	$ 53,186,705
U.S. Treasury notes, 0.875%, 11/15/2017 [Member]
Investment Holdings [Line Items]
Face Amount	$ 50,730,000
Fair Value as a % of Partners' Capital	21.98%
Fair Value	$ 50,734,954
U.S. Treasury Notes [Member]
Investment Holdings [Line Items]
Face Amount
Fair Value as a % of Partners' Capital	89.63%	88.60%
Fair Value	$ 206,869,651	$ 148,893,654